UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2005

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          August 2, 2005


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        44
FORM 13F INFORMATION VALUE TOTAL:              $335520

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   2272     46353   Sole		     46353
Amgen Inc.      Common  031162100    343      5672   Sole                     5672
Anheuser Busch  Common  035229103    412      8995   Sole                     8995
Automatic Data 	Common	053015103   4387    104538   Sole                   104538
Berkshire Hath	Common	084670108  66466       796   Sole                      796
Berkshire Hath	Common	084670207   7738      2780   Sole                     2780
Buckeye PartnersL.P.    118230101    301      6550   Sole                     6550
Chevron Texaco  Common	166764100    803     14358   Sole                    14358
Cisco Systems	Common	17275R102   4598    240966   Sole                   240966
Coca-Cola Co.	Common	191216100  12769    305833   Sole                   305833
Costco WholesaleCommon	22160K105    212      4750   Sole		      4750
Emerson Elec.	Common	291011104    539      8605   Sole                     8605
ExxonMobil	Common	30231G102   4485     78047   Sole                    78047
First Data      Common	319963104  22849    569221   Sole                   569221
General ElectricCommon	369604103  12053    347839   Sole                   347839
Gillette Co.	Common	375766102  26016    513855   Sole                   513855
Hewlett Packard	Common	428236103   1055     44870   Sole                    44870
H.J. Heinz Co.	Common	423074103   1239     34988   Sole		     34988
IBM		Common	459200101    800     10784   Sole                    10784
Intel Corp.	Common	458140100   7600    292083   Sole                   282083
Johnson & JohnsoCommon	478160104  24209    372439   Sole                   372439
Linear TechnologCommon	535678106  19318    526510   Sole		    526510
Lexmark Int'l   Common  529771107    228      3510   Sole                     3510
Medtronic	Common	585055106  14673    283326   Sole                   283326
Mellon FinancialCommon	58551A108    203      7087   Sole                     7087
Microsoft	Common	594918104  21488    865069   Sole                   865069
3M Company 	Common	604059105   1639     22668   Sole                    22668
Moody's Corp.	Common	615369105  30064    668673   Sole		    668673
National City 	Common	635405103   1492     43740   Sole                    43740
Old REpublic IntCommon	680223104    228      9000   Sole                     9000
Paychex Inc     Common  704326107    394     12112   Sole                    12112
PepsiCo		Common	713448108   1233     22872   Sole                    22872
Pfizer Inc.	Common	717081103   3186    115515   Sole                   115515
Procter & GambleCommon	742718109   1982     37567   Sole                    37567
Royal Dutch PetrCommon  780257804    274      4225   Sole                     4225
Sara Lee Corp	Common	803111103    224     10100   Sole                    10100
Sysco Corp.	Common	871829107    336      9287   Sole		      9287
Teppco Partners L.P.	872384102    315      7600   Sole                     7600
Valspar Corp.	Common	920355104    295      6100   Sole                     6100
Walgreen Co.	Common	931422109  24251    527320   Sole                   527320
Wal-mart Stores Common  931142103    592     12291   Sole                    12291
Walt Disney Co.	Common	254687106    552     21906   Sole                    21906
Wells Fargo     Common  949746101    246      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105  10609    154105   Sole                   154105
Wyeth           Common  983024100    552     12408   Sole                    12408